Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT1-0423
1.9892172.104
Common Stocks - 99.2%
	Shares	Value ($)
Bailiwick of Jersey - 0.8%
WNS Holdings Ltd. sponsored ADR (a)	269,633	22,846,004
Bermuda - 0.9%
China Gas Holdings Ltd.	661,800	1,030,303
China Resource Gas Group Ltd.	6,437,500	27,071,220
TOTAL BERMUDA		28,101,523
Brazil - 1.7%
Rumo SA	6,814,500	24,673,583
Telefonica Brasil SA	2,985,800	24,597,868
TOTAL BRAZIL		49,271,451
Cayman Islands - 7.0%
Anta Sports Products Ltd.	2,145,200	32,539,722
Hansoh Pharmaceutical Group Co. Ltd. (b)	6,298,000	12,890,190
Hengan International Group Co. Ltd.	4,129,500	20,314,501
JD Health International, Inc. (a)(b)	1,546,250	12,840,583
JD.com, Inc. sponsored ADR	469,570	27,953,502
Li Ning Co. Ltd.	494,000	4,883,518
Shenzhou International Group Holdings Ltd.	2,103,800	26,494,455
Want Want China Holdings Ltd.	34,781,000	22,652,877
ZTO Express, Inc. sponsored ADR	1,651,253	47,077,223
TOTAL CAYMAN ISLANDS		207,646,571
Chile - 0.8%
Banco de Chile	218,554,444	23,882,581
China - 11.4%
Bank of China Ltd. (H Shares)	123,932,000	47,176,549
Bank of Communications Co. Ltd. (H Shares)	79,841,000	49,349,668
CGN Power Co. Ltd. (H Shares) (b)	79,251,000	18,517,727
China Minsheng Banking Corp. Ltd. (H Shares)	47,190,500	17,643,412
China Railway Group Ltd. (H Shares)	28,839,000	15,732,663
China Shenhua Energy Co. Ltd. (H Shares)	14,672,500	45,669,910
China Tower Corp. Ltd. (H Shares) (b)	181,718,000	20,646,976
Industrial & Commercial Bank of China Ltd. (H Shares)	7,328,000	3,919,886
PetroChina Co. Ltd. (H Shares)	93,426,000	49,978,258
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	51,691,000	35,176,129
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	13,916,400	23,134,360
Sinopharm Group Co. Ltd. (H Shares)	4,145,200	10,159,853
TOTAL CHINA		337,105,391
Hong Kong - 1.5%
China Resources Power Holdings Co. Ltd.	10,527,000	21,927,227
Guangdong Investment Ltd.	20,052,000	21,784,875
TOTAL HONG KONG		43,712,102
India - 15.0%
Cipla Ltd./India	2,191,706	27,379,327
Dr. Reddy's Laboratories Ltd.	718,003	38,159,531
Embassy Office Parks (REIT)	4,156,944	16,700,134
HCL Technologies Ltd.	3,098,301	42,815,146
Hindustan Unilever Ltd.	1,293,677	40,902,734
Infosys Ltd.	2,149,787	40,577,948
Lupin Ltd.	1,423,929	12,872,175
MRF Ltd.	17,267	19,251,466
Nestle India Ltd.	161,583	37,672,048
Pidilite Industries Ltd.	30,716	858,742
Power Grid Corp. of India Ltd.	14,467,085	38,473,557
Sun Pharmaceutical Industries Ltd.	1,213,943	15,402,922
Tata Consultancy Services Ltd.	1,025,556	42,418,423
Tech Mahindra Ltd.	2,434,366	30,461,361
Torrent Pharmaceuticals Ltd.	691,018	12,896,362
Wipro Ltd.	5,612,148	27,539,506
TOTAL INDIA		444,381,382
Indonesia - 2.5%
PT Bank Central Asia Tbk	70,922,500	40,249,166
PT Telkom Indonesia Persero Tbk	127,649,800	32,988,886
TOTAL INDONESIA		73,238,052
Korea (South) - 8.3%
Coway Co. Ltd.	327,432	14,830,384
Db Insurance Co. Ltd.	265,381	14,125,247
Hankook Tire Co. Ltd.	468,968	12,360,875
Hyundai Mobis	150,990	25,215,802
Industrial Bank of Korea	1,782,066	14,855,335
Kangwon Land, Inc. (a)	674,730	12,913,330
Korea Electric Power Corp. (a)	1,387,847	22,379,771
KT&G Corp.	602,654	45,150,825
NCSOFT Corp.	112,480	41,581,572
Orion Corp./Republic of Korea	37,147	3,755,468
Samsung Electronics Co. Ltd.	652,816	32,477,250
Samsung SDS Co. Ltd.	20,250	2,062,492
SK Hynix, Inc.	57,762	4,173,629
TOTAL KOREA (SOUTH)		245,881,980
Kuwait - 3.0%
Boubyan Bank KSC	7,730,516	19,854,953
Kuwait Finance House KSCP	2,016,565	5,522,845
Mobile Telecommunication Co.	12,921,171	23,450,708
National Bank of Kuwait	11,048,872	39,707,167
TOTAL KUWAIT		88,535,673
Malaysia - 5.5%
Dialog Group Bhd	18,791,700	11,491,695
DiGi.com Bhd	17,030,300	16,842,960
IHH Healthcare Bhd	15,448,000	21,477,838
Malayan Banking Bhd	8,110,116	16,633,758
Nestle (Malaysia) Bhd	208,800	6,664,096
Petronas Gas Bhd	2,607,500	10,291,996
PPB Group Bhd	3,082,000	12,804,994
Public Bank Bhd	29,388,400	29,253,734
Tenaga Nasional Bhd	16,785,700	37,093,115
TOTAL MALAYSIA		162,554,186
Mexico - 0.5%
Gruma S.A.B. de CV Series B	148,245	2,156,227
Kimberly-Clark de Mexico SA de CV Series A	6,686,000	12,760,938
TOTAL MEXICO		14,917,165
Philippines - 2.1%
Bank of the Philippine Islands (BPI)	9,408,460	18,078,809
BDO Unibank, Inc.	12,270,552	27,618,572
PLDT, Inc.	548,465	13,564,703
SM Prime Holdings, Inc.	6,509,700	4,401,771
TOTAL PHILIPPINES		63,663,855
Qatar - 3.1%
Barwa Real Estate Co. (a)	11,029,819	8,601,548
Masraf al Rayan	3,943,681	2,956,339
Qatar Islamic Bank (a)	5,967,634	32,232,680
Qatar National Bank SAQ (a)	6,355,035	31,410,896
The Commercial Bank of Qatar (a)	9,803,679	16,152,145
TOTAL QATAR		91,353,608
Russia - 0.0%
PhosAgro PJSC (c)	1,400	114
PhosAgro PJSC:
GDR (c)	3,774	77
GDR (Reg. S) (c)	586,072	12,020
TOTAL RUSSIA		12,211
Saudi Arabia - 8.0%
Advanced Polypropylene Co.	898,905	11,281,222
Alinma Bank	4,044,031	35,397,394
Almarai Co. Ltd.	1,776,303	26,220,940
Jarir Marketing Co.	418,731	16,780,480
Mouwasat Medical Services Co.	334,608	18,366,440
Sabic Agriculture-Nutrients Co.	728,034	26,576,248
Saudi Basic Industries Corp.	1,533,480	37,877,324
Saudi Electricity Co.	4,434,618	27,200,881
Saudi Telecom Co.	3,810,274	37,463,126
The Savola Group	52,627	419,978
TOTAL SAUDI ARABIA		237,584,033
Taiwan - 18.7%
ASUSTeK Computer, Inc.	3,361,000	30,586,973
Chang Hwa Commercial Bank	36,638,287	21,512,257
Chicony Electronics Co. Ltd.	4,623,000	13,395,392
Chunghwa Telecom Co. Ltd.	10,975,000	40,979,381
Compal Electronics, Inc.	29,336,000	22,126,138
Far EasTone Telecommunications Co. Ltd.	11,406,000	25,350,963
Formosa Petrochemical Corp.	10,000,000	28,003,520
Formosa Plastics Corp.	10,065,000	29,976,489
Inventec Corp.	22,341,000	18,817,022
Lite-On Technology Corp.	11,624,000	25,807,325
Mega Financial Holding Co. Ltd.	36,061,075	38,473,136
President Chain Store Corp.	3,845,000	34,604,233
Quanta Computer, Inc.	16,929,000	42,243,395
Sinopac Financial Holdings Co.	48,063,870	27,743,599
Synnex Technology International Corp.	9,099,000	18,373,080
Taiwan Cooperative Financial Holding Co. Ltd.	41,152,594	36,333,866
Taiwan Mobile Co. Ltd.	7,465,000	23,533,204
The Shanghai Commercial & Savings Bank Ltd.	17,614,080	27,351,095
Uni-President Enterprises Corp.	14,232,000	31,945,772
WPG Holding Co. Ltd.	10,141,000	16,152,281
TOTAL TAIWAN		553,309,121
Thailand - 2.7%
Advanced Info Service PCL (For. Reg.)	7,436,600	44,287,029
Advanced Information Service PCL NVDR	350,800	2,089,112
Bangkok Bank PCL (For. Reg.)	2,836,100	13,751,665
Bangkok Dusit Medical Services PCL (For. Reg.)	23,670,400	21,525,652
TOTAL THAILAND		81,653,458
United Arab Emirates - 4.1%
Abu Dhabi National Oil Co. for Distribution PJSC	20,613,773	24,693,202
ADNOC Drilling Co. PJSC	18,079,290	16,685,849
Dubai Islamic Bank Pakistan Ltd.	20,304,405	30,679,657
Emirates Telecommunications Corp.	5,777,586	40,424,699
First Abu Dhabi Bank PJSC	2,269,637	8,403,546
TOTAL UNITED ARAB EMIRATES		120,886,953
United States of America - 1.6%
Yum China Holdings, Inc.	768,720	47,360,839
TOTAL COMMON STOCKS (Cost $2,815,087,379)		2,937,898,139

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $1,766,238)	1,800,000	1,766,207

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f) (Cost $15,301,194)	15,298,134	15,301,194

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,832,154,811)	2,954,965,540
NET OTHER ASSETS (LIABILITIES) - 0.2%	6,801,206
NET ASSETS - 100.0%	2,961,766,746

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	455	Mar 2023	23,764,650	1,008,607	1,008,607

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,071,605 or 3.4% of net assets.

(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $981,226.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	30,186,116	470,801,267	485,686,189	326,408	-	-	15,301,194	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	12,500,000	3	12,500,003	290	-	-	-	0.0%
Total	42,686,116	470,801,270	498,186,192	326,698	-	-	15,301,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.